PENSION PLAN - Plan Assets (Details) - Registered Plans	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Equity securities	59.00%	59.00%
Debt	35.00%	34.00%
Other	6.00%	7.00%
Total	100.00%	100.00%